Income Taxes	12 Months Ended
Mar. 31, 2024
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]

21. Income Taxes

Income tax expense is recognized based on the combined BC and Federal income tax rate for the full financial year applied to the pre-tax income of the reporting period. The Company's effective tax rate for the years ended March 31, 2024, was 27.0% and for the years ended March 31, 2023 and 2022 was 27.0%.

The difference between tax expenses for the years and the expected income taxes based on the statutory rate are as follows:

	For the year ended
	March 31, 2024	March 31, 2023	March 31, 2022
Combined statutory tax rate	27%	27%	27%
Expected income tax expense (recovery)	$(4,952,555)	$(4,061,841)	$(4,052,678)
Items not deductible for tax purposes	413,506	1,276,004	1,671,157
Difference in tax rate in other jurisdictions	(129,075)	(51,259)	(216,059)
Unrecognized deductible temporary differences and loss carryforwards	4,668,124	2,837,096	2,597,580
Deferred income tax expense (recovery)	$-	$-	$-

The nature and effect of the temporary differences giving rise to the deferred income tax assets as of March 31, 2024 and March 31, 2023 are summarized below:

	As at
Deferred income tax assets	March 31, 2024	March 31, 2023
Non-capital loss carry-forwards	$13,409,149	$10,504,646
Capital assets	603,088	184,443
Right of use assets and lease liabilities	143,159	110,287
Warranty provision	313,610	557,217
Deferred revenue	(1,083,688)	-
Share issue costs	208,406	413,177
Other carryforward balances	697,502	94,199
Unrecognized deferred tax assets	(14,291,227)	(11,863,970)
Net deferred income tax asset	$-	$-

As at March 31, 2024 and March 31, 2023 the Company has approximately $20,150,000 and $15,990,000 respectively, of non-capital losses carry forwards available to reduce Canadian taxable income for future years. As at March 31, 2024 and March 31, 2023 the Company has approximately $31,200,000 and $22,640,000 respectively, of net operating losses carry forwards available to reduce future taxable income in the United States. The losses in Canada and United States expire between 2031 and 2044 if unused. The potential benefits of these carry-forward non-capital losses has not been recognized in these consolidated financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.